INTANGIBLE ASSETS (Details Textual)	12 Months Ended
Dec. 31, 2023
Customer-related intangible assets [member] | Bottom of range [member]
Statement1 [Line Items]
Intangible Assets Other than Goodwil useful Life	2 years
Customer-related intangible assets [member] | Top of range [member]
Statement1 [Line Items]
Intangible Assets Other than Goodwil useful Life	21 years
licenses [member]
Statement1 [Line Items]
Intangible Assets Other than Goodwil useful Life	3 years